Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net (loss) income	$ (150,581)	$ 27,222	$ 14,008
Unrealized losses from hedging financial instruments
Unrealized income (loss) on interest rate swaps, net	19,819	(18,641)	(9,693)
Comprehensive (loss) income	(130,762)	8,581	4,315
Less: comprehensive (income) loss attributable to the non-controlling interest	(820)	(3,220)	1,118
Comprehensive (loss) income attributable to Tsakos Energy Navigation Limited	$ (131,582)	$ 5,361	$ 5,433